Intangible Assets - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£) Trial
Disclosure Of Intangible Assets [Line Items]
Number of clinical trial | Trial	3
Impairment charge	£ 2.8
Patents [member]
Disclosure Of Intangible Assets [Line Items]
Impairment charge	£ 2.8